Annual Fund Operating Expenses	Jan. 22, 2026
Cantor Fitzgerald Equity Dividend Plus Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Cantor Fitzgerald Equity Dividend Plus Fund | Cantor Fitzgerald Equity Dividend Plus Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.51%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.43%
Fee Waiver or Reimbursement	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	1.26%
Cantor Fitzgerald Equity Dividend Plus Fund | Cantor Fitzgerald Equity Dividend Plus Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.51%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	1.01%
Cantor Fitzgerald Equity Dividend Plus Fund | Cantor Fitzgerald Equity Dividend Plus Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	0.94%
Cantor Fitzgerald Large Cap Focused Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Cantor Fitzgerald Large Cap Focused Fund | Cantor Fitzgerald Large Cap Focused Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.19%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	1.18%
Cantor Fitzgerald Large Cap Focused Fund | Cantor Fitzgerald Large Cap Focused Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.07%)	[2]
Net Expenses (as a percentage of Assets)	0.87%
Cantor Fitzgerald Large Cap Focused Fund | Cantor Fitzgerald Large Cap Focused Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.19%)	[2]
Net Expenses (as a percentage of Assets)	0.66%
Cantor Fitzgerald International Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Cantor Fitzgerald International Equity Fund | Cantor Fitzgerald International Equity Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	2.31%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	3.37%
Fee Waiver or Reimbursement	(2.11%)	[3]
Net Expenses (as a percentage of Assets)	1.26%
Cantor Fitzgerald International Equity Fund | Cantor Fitzgerald International Equity Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	2.36%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	3.17%
Fee Waiver or Reimbursement	(2.16%)	[3]
Net Expenses (as a percentage of Assets)	1.01%
Cantor Fitzgerald International Equity Fund | Cantor Fitzgerald International Equity Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	2.27%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	3.08%
Fee Waiver or Reimbursement	(2.16%)	[3]
Net Expenses (as a percentage of Assets)	0.92%
Cantor Fitzgerald International Equity Fund | Cantor Fitzgerald International Equity Fund Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	2.11%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	2.92%
Fee Waiver or Reimbursement	(2.11%)	[3]
Net Expenses (as a percentage of Assets)	0.81%
Cantor Fitzgerald High Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Cantor Fitzgerald High Income Fund | Cantor Fitzgerald High Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.44%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.29%)	[4]
Net Expenses (as a percentage of Assets)	1.01%	[5]
Cantor Fitzgerald High Income Fund | Cantor Fitzgerald High Income Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.46%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.31%)	[4]
Net Expenses (as a percentage of Assets)	0.81%	[5]
Cantor Fitzgerald High Income Fund | Cantor Fitzgerald High Income Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.13%)	[4]
Net Expenses (as a percentage of Assets)	0.81%	[5]
Cantor Fitzgerald Equity Opportunity Fund | Cantor Fitzgerald Equity Opportunity Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.42%
Cantor Fitzgerald Equity Opportunity Fund | Cantor Fitzgerald Equity Opportunity Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.17%
Cantor Fitzgerald Equity Opportunity Fund | Cantor Fitzgerald Equity Opportunity Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.18%

[1]	The Fund’s investment advisor, Cantor Fitzgerald Investment Advisors, L.P. (the “Advisor”), has entered into an Expense Limitation Agreement with the Trust, pursuant to which the Advisor has agreed to waive or reduce its management fees and to assume other expenses of a Fund in an amount that limits the Total Annual Operating Expenses of the Fund (exclusive of (i) brokerage fees and commissions; (ii) acquired fund fees and expenses; (iii) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor) but inclusive of organizational costs and offering costs) to not more than 1.24%, 0.99%, and 0.92% of the Fund’s average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, until January 31, 2027. The Advisor may recoup investment advisory fees that it waived or Fund expenses that it paid under this agreement for a period of three years from the date the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio of the share class (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of the recoupment.
[2]	The Fund’s investment advisor, Cantor Fitzgerald Investment Advisors, L.P. (the “Advisor”), has entered into an Expense Limitation Agreement with the Trust, pursuant to which the Advisor has agreed to waive or reduce its management fees and to assume other expenses of a Fund in an amount that limits the Total Annual Operating Expenses of the Fund (exclusive of (i) brokerage fees and commissions; (ii) acquired fund fees and expenses; (iii) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor) but inclusive of organizational costs and offering costs) to not more than 1.17%, 0.86%, and 0.65% of the average daily net assets of the Class A, Institutional Class, and Class R6 shares of the Fund, respectively, until January 31, 2027. The Advisor may recoup investment advisory fees that it waived or Fund expenses that it paid under this agreement for a period of three years from the date the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio of the share class (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of the recoupment.
[3]	The Fund’s investment advisor, Cantor Fitzgerald Investment Advisors, L.P. (the “Advisor”), has entered into an Expense Limitation Agreement with the Trust, pursuant to which the Advisor has agreed to waive or reduce its management fees and to assume other expenses of a Fund in an amount that limits the Total Annual Operating Expenses of the Fund (exclusive of (i) brokerage fees and commissions; (ii) acquired fund fees and expenses; (iii) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor) but inclusive of organizational costs and offering costs) to not more than 1.24%, 0.99%, 0.90% and 0.79% of the Fund’s average daily net assets for Class A shares, Institutional Class shares, Class R6 shares, and Class F shares, respectively, until January 31, 2027. The Advisor may recoup investment advisory fees that it waived or Fund expenses that it paid under this agreement for a period of three years from the date the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio of the share class (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of the recoupment.
[4]	The Fund’s investment advisor, Cantor Fitzgerald Investment Advisors, L.P. (the “Advisor”), has entered into an Expense Limitation Agreement with the Trust, pursuant to which the Advisor has agreed to waive or reduce its management fees and to assume other expenses of a Fund in an amount that limits the Total Annual Operating Expenses of the Fund (exclusive of (i) brokerage fees and commissions; (ii) acquired fund fees and expenses; (iii) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor) but inclusive of organizational costs and offering costs) to not more than 1.00%, 0.80%, and 0.80% of the Fund’s average daily net assets for Class A shares, Institutional Class shares, and Class R6 shares, respectively, until January 31, 2027. The Advisor may recoup investment advisory fees that it waived or Fund expenses that it paid under this agreement for a period of three years from the date the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio of the share class (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of the recoupment.
[5]	Restated to reflect current contractual expense caps.